Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Future Aggregate Minimum Lease Payments for non-cancellable Service agreements and low value or short-lived Lease Rentals	on-cancellable service agreements and lease rentals for short-lived and low-value assets are payable as follows:

	As at December 31, 2024	As at December 31, 2023
	€m	€m
Less than one year	3.5	2.4
Between one and three years	1.4	3.0
Between three and five years	—	0.4
More than five years	—	0.2
Total	4.9	6.0